Leases Obligations - Summary of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2022 MXN ($)
Less Than One Year [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	$ 19,931
Interest	(4,513)
Present value of minimum lease payments	15,418
Less Than Two Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	18,880
Interest	(3,240)
Present value of minimum lease payments	15,640
Less Than Three Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	18,880
Interest	(1,901)
Present value of minimum lease payments	16,979
Less Than Four Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	14,064
Interest	(476)
Present value of minimum lease payments	13,588
Liabilities For Assets In Lease Long Term [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	51,824
Interest	(5,617)
Present value of minimum lease payments	46,207
Liabilities For Assets In Lease [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	71,755
Interest	(10,130)
Present value of minimum lease payments	$ 61,625